Contingent Liabilities and Commitments (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

	30 June 2020	31 December 2019
	£m	£m
Guarantees given to third parties	1,026	1,198
Formal standby facilities, credit lines and other commitments with original term to maturity of:
– One year or less	16,585	18,248
– Later than one year	21,029	22,149
	38,640	41,595